Equity (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of number of shares issued
Number of shares issued

(in shares)	December 31, 2019	December 31, 2018	December 31, 2017
On issue at 1 January	220,024,713	159,208,949	159,208,949
Issued in business combination	—	60,815,764	—
On issue at 31 December - fully paid	220,024,713	220,024,713	159,208,949